Financial Costs and Loss (gain) on Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Financial costs
Amortization and write-off of deferred loan/bond issuance costs/premium and discount	$ 3,526	$ 3,603	$ 8,337	$ 10,717
Interest expense on loans	23,469	20,592	43,232	41,364
Interest expense on bonds and realized loss on CCSs	8,129	8,608	16,795	17,289
Interest expense on leases	3,530	2,412	6,686	4,826
Other financial costs, net	812	16,001	1,785	16,408
Total financial costs	$ 39,466	51,216	$ 76,835	90,604
Legal and professional fees related to the Transaction		$ 15,652		$ 15,652